INCOME TAXES - Disclosure of unrecognized deferred tax assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Mexico operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2022-2031
Unrecognized tax loss carry forward	$ 118,810	$ 129,680
Canada operations [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2025-2031
Unrecognized tax loss carry forward	$ 7,525	6,752
Chile Operation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carry forward expiry period	2022-2031
Unrecognized tax loss carry forward	$ 16,403	13,817
Capital losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	9,650	12,561
Reclamation provision [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7,396	8,876
Exploration pools [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	13,569	6,172
Other Canada temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 13,069	$ 13,918